S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Nov. 14, 2025 USD ($) $ / shares shares
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	25,000
Class B Ordinary Shares [Member] | Praetorian Acquisition Corp [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	8,433,333
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Private Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	4,670,000
Private Warrants [Member] | Praetorian Acquisition Corp [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	5,000,000
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 4,670,000
Over Allotment Options [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 5,000,000